LEASES - Components of lease expense (Details)	3 Months Ended
Mar. 31, 2022 USD ($)
Operating leases
Operating lease cost	$ 150,400
Weighted-average remaining lease term	4 years 29 days
Weighted-average discount rate	7.12%
Research and development
Operating leases
Operating lease cost	$ 82,300
General and administrative
Operating leases
Operating lease cost	$ 68,100